Note 10 - Employee Benefits - Actuarial Assumptions (Details) - Retirement defined benefit [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Discount rate (iBoxx Corporate AA) for retirement	1.05%	1.80%	1.70%
Annual rate of increase in wages	3.00%	4.50%	3.00%
Annual mobility rate	1.90%	2.00%	1.60%
Rate of contributions	47.07%	45.20%	45.20%
Rate of wages costs	22.54%	23.29%	23.29%
16-24 years	5.00%	5.00%	4.00%
25-29 years	3.50%	3.00%	2.50%
30-34 years	2.50%	2.50%	2.00%
35-39 years	2.00%	2.00%	1.50%
40-44 years	1.50%	1.50%	1.00%
45-49 years	1.00%	1.00%	0.50%
+50 years	0.00%	0.00%	0.00%
Executives [member]
Statement Line Items [Line Items]
Age at retirement (Year)	64 years	64 years	64 years
Non-executives [member]
Statement Line Items [Line Items]
Age at retirement (Year)	62 years	62 years	62 years